Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
Minimum Future Payments, Commitments And Contingent Liabilities	Future payments for the Company’s commitments are below:

As at December 31, 2022	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,747	2,011	1,542	1,416	1,360	13,005	21,081
Product Purchases	1,626	1,509	922	922	922	3,457	9,358
Real Estate (2)	48	50	50	50	54	604	856
Obligation to Fund Equity-Accounted Affiliate (3)	92	105	96	96	91	143	623
Other Long-Term Commitments (4)	381	90	75	74	65	395	1,080
Total Payments	3,894	3,765	2,685	2,558	2,492	17,604	32,998

As at December 31, 2021	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,677	1,958	1,853	1,488	1,350	13,244	21,570
Product Purchases (5)	1,684	1,682	1,593	731	731	4,204	10,625
Real Estate (2)	44	43	52	54	57	658	908
Obligation to Fund Equity-Accounted Affiliate (3)	68	85	99	90	90	210	642
Other Long-Term Commitments (4)	436	83	72	63	81	366	1,101
Total Payments	3,909	3,851	3,669	2,426	2,309	18,682	34,846
(1)    Includes transportation commitments of $9.1 billion (December 31, 2021 – $8.1 billion) that are subject to regulatory approval or have been approved, but are not yet in service. Terms are up to 20 years subsequent to the commencement of the contract.
(2)    Relates to the non-lease components of lease liabilities consisting of operating costs and unreserved parking for office space. Excludes committed payments for which a provision has been provided.
(3)    Relates to funding obligations for HCML.
(4)    Includes Cenovus’s proportionate share of the commitments related to WRB, Toledo and the Offshore segment.
(5) Previously included in transportation and storage.